Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
8.	Leases

The Company’s operating leases mainly related to office premises and on-demand delivery service stations. The total lease cost for the years ended December 31, 2023, 2024 and 2025 was RMB39,809, RMB30,148 and RMB8,954(US$1,280), comprised of operating lease expenses of RMB4,873, RMB4,906 and RMB4,373(US$625), and short-term lease expenses of RMB34,936, RMB25,242 and RMB4,508(US$655), respectively.

The following table presents supplemental information related to operating leases:

	For the year ended December 31,
	2023	2024	2025
Weighted-average remaining lease term (years)	1.58	1.91	1.21
Weighted average incremental borrowing rate	4.67%	4.23%	3.32%

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2025	2025
	RMB	US$
2025	1,410	202
2026	146	21
2027 and after	—	—
Total undiscounted cashflows	1,556	223
Less: imputed interest	29	4
Present value of lease liabilities	1,527	219

As of December 31, 2025, future minimum payment under non-cancellable leases was RMB1,556 (US$223).